Other Liabilities	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Other Liabilities
20	OTHER LIABILITIES

	As at 31 December 2021	As at 31 December 2020
	RMB million	RMB million
Payable to the third-party holders of consolidated structured entities	67,862	42,654
Interest payable to policyholders	17,866	16,139
Salary and welfare payable	12,874	11,318
Brokerage and commission payable	5,352	7,057
Payable to constructors	2,497	2,594
Agency deposits	1,467	1,811
Interest payable of debt instruments	1,528	1,320
Tax payable	717	889
Stock appreciation rights (Note 31 )	291	493
Others	23,222	20,201

Total	133,676	104,476

Current	133,676	104,476
Non-current	—	—

Total	133,676	104,476